PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Other Comprehensive Loss (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
U.S.
Defined Benefit Plans
Net actuarial loss (gain)	$ 33.5	$ 21.8	$ 39.1
Amortization of unrecognized net actuarial loss	(21.2)	(18.7)	(19.0)
Amortization of unrecognized prior service (cost) credit	(0.8)	(0.9)	(1.2)
Settlements	(92.0)		(41.4)
Net amount recognized in other comprehensive (income) loss	(80.5)	2.2	(22.5)
Int'l
Defined Benefit Plans
Net actuarial loss (gain)	(27.2)	(17.2)	48.9
Prior service (credit) cost		(2.1)	(0.6)
Amortization of unrecognized net actuarial loss	(8.1)	(10.8)	(7.0)
Amortization of unrecognized prior service (cost) credit	0.5	0.4	0.4
Amortization of transition obligation			(0.1)
Settlements	(1.7)
Net amount recognized in other comprehensive (income) loss	(36.5)	(29.7)	41.6
U.S. Postretirement Health Benefits
Defined Benefit Plans
Net actuarial loss (gain)	0.2		(0.2)
Amortization of unrecognized net actuarial loss	(1.4)	(1.5)	(1.7)
Amortization of unrecognized prior service (cost) credit	3.3	3.3	3.2
Net amount recognized in other comprehensive (income) loss	$ 2.1	$ 1.8	$ 1.3